NET INCOME (LOSS) PER COMMON SHARE	9 Months Ended
Sep. 30, 2011
Net Income Loss Per Common Share
NOTE 4. NET INCOME (LOSS) PER COMMON SHARE

Basic income (loss) per common share is calculated by dividing net income (loss) available to common shareholders for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share is calculated by dividing net income available to common shareholders for the period by the weighted-average number of common shares outstanding during the period, adjusted to include, if dilutive, potential dilutive shares consisting of convertible preferred stock, convertible notes payable, stock options and warrants, calculated using the treasury stock method. For diluted earnings per share calculation purposes, the net income available to commons shareholders is adjusted to add back any preferred stock dividends and any interest on convertible debt reflected in the condensed consolidated statement of operations for the respective periods.

The table below presents the computation of basic and diluted earnings income (loss) per share:

(Amounts in thousands except share and per share amounts)	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Numerator for basic earnings (loss) per share:
Net income (loss)	$5,395	$(1,117)	$1,059	$1,070
Preferred dividends	(99)	(99)	(301)	(296)
Net income (loss) available to common shareholders	$5,296	$(1,216)	$758	$774

Numerator for diluted earnings (loss) per share:
Net income (loss) available to common shareholders	$5,296	$(1,216)	$758	$774
Preferred dividends	99	—	301	296
Interest expense on convertible debt	93	—	261	6
Net income (loss) for diluted earnings (loss) per share	$5,488	$(1,216)	$1,320	$1,076

Denominator for basic earnings (loss) per share — weighted-average shares outstanding	26,328,062	23,753,994	25,816,120	22,916,554
Effect of dilutive securities	30,838,150	—	33,177,845	14,907,951
Denominator for diluted earnings (loss) per share — weighted-average shares outstanding	57,166,212	23,753,994	58,993,965	37,824,505

Basic income (loss) per share:
Net income (loss)	$0.20	$(0.05)	$0.04	$0.04
Preferred dividends	(0.00)	(0.00)	(0.01)	(0.01)
Net income (loss) available to common shareholders	$0.20	$(0.05)	$0.03	$0.03

Diluted income (loss) per share:
Net income (loss)	$0.10	$(0.05)	$0.02	$0.03

The Company has excluded the following securities from the calculation of diluted loss per share, as their effect would have been antidilutive:

Dilutive securities	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010

Convertible notes payable	—	226,236	—	—
Convertible preferred stock	57,490	10,982,759	56,584	52,954
Stock options	603,930	942,721	135,342	879,199
Warrants	1,254,029	11,730,948	812,925	1,426,779
Total dilutive securities	1,915,449	23,882,664	1,004,851	2,358,932